Leases - Schedule of leased building recognized as a right-of-use asset (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Balance	$ 1,319
Balance	0
Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	2,723
Reclassified to assets held for sale	(2,723)
Balance	0
Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	1,404
Depreciation	255
Reclassified to assets held for sale	(1,659)
Balance	0
Buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	1,319
Balance	0
Buildings [Member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	2,723
Reclassified to assets held for sale	(2,723)
Balance	0
Buildings [Member] | Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	1,404
Depreciation	255
Reclassified to assets held for sale	(1,659)
Balance	$ 0